Hedging derivatives - Reconciliation of components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Balance at beginning of period	€ 277	€ 152
Earnings (losses) recognized in other comprehensive income	8	200
Amounts transferred to income statements	1,112	(317)
Taxes	(17)	(50)	€ 108
Balance at end of period	300	277	€ 152
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income		0
Amounts transferred to income statements		0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	8	200
Amounts transferred to income statements	1,112	(317)
Minorities	32	(25)
Taxes	(17)	(50)
Cash flow hedges | Interest Rate Risk Including Other Risks
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(263)	172
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(263)	193
Amounts transferred to income statements	(8)	(57)
Other reclassifications	(255)	229
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	145	(20)
Amounts transferred to income statements	364	631
Other reclassifications	(219)	(651)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	168	45
Amounts transferred to income statements	769	(887)
Other reclassifications	(601)	932
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(44)	11
Amounts transferred to income statements	(13)	(4)
Other reclassifications	(31)	15
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	2	(8)
Amounts transferred to income statements	0	0
Other reclassifications	2	(8)
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	(21)
Amounts transferred to income statements	0	0
Other reclassifications	0	0
Liabilities, Excluding Bonds | Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	€ 0	€ 0